Agreement with Eli Lilly and Company	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Agreement with Eli Lilly and Company
Agreement with Eli Lilly and Company

6. Agreement with Eli Lilly and Company

On November 2, 2018, the Company entered into a multi-year research and development collaboration agreement (the “Lilly Agreement”) with Eli Lilly and Company (“Lilly”), pursuant to which the Company will use its proprietary FIND-IO platform to identify novel oncology targets for additional collaborative research and drug discovery by the Company and Lilly. Under the Lilly Agreement, Lilly and the Company have granted one another an equal number of exclusive options to research, develop, manufacture and commercialize compounds and products directed to oncology targets identified through the Lilly Agreement. Both Lilly and the Company have all options remaining eligible for exercise. The research collaboration with Lilly will be managed by a joint steering committee formed by an equal number of members from the Company and Lilly and will expire upon the earlier of the exercise of all options granted to Lilly or four years from the date of the agreement, subject to certain extensions. The Company considers Lilly to be a related party based on Lilly’s equity investment in the Company as discussed below.

During the research term under the Lilly Agreement, as a part of target discovery, the Company will be responsible for providing Lilly with oncology targets identified using the Company’s FIND-IO platform. From the targets provided by the Company, Lilly may select targets to advance to target validation using criteria developed by both parties. Following completion of the agreed upon target validation plan with respect to a given target, either party may propose to advance that target to compound discovery. For each target that has been advanced to compound discovery, Lilly will have the option to obtain an exclusive license with respect to the compounds and products directed to the target. If Lilly does not exercise its option with respect to a given target or has previously exercised all of its options, the Company will have the option to obtain licenses with respect to compounds and products directed to that target. Following option exercise by a party, the development and commercialization of any products directed to the target will be conducted by the exercising party. The exercising party must use commercially reasonable efforts to develop, seek regulatory approval for and commercialize any such products under mutually agreed upon work plans.

In November 2018, the Company received an upfront, non-refundable payment of $25.0 million under the Lilly Agreement and a concurrent $15.0 million equity investment. In addition, the Company will receive quarterly research and development support payments during a portion of the research term as well as option exercise fees upon option exercises by Lilly.

Pursuant to the Lilly Agreement, Lilly may owe an aggregate of up to $1.4 billion in development and regulatory milestones and sales milestones. Additionally, Lilly will pay mid to high single-digit royalties on net sales for all products directed to each target optioned by Lilly. Upon the Company’s exercise of an option with respect to a given target, the Company will pay Lilly an option exercise payment and may become obligated to milestone and royalty payments. The company may owe an aggregate of up to $710.0 million in development and regulatory milestones and sales milestones.

Upon the adoption of ASC 606, the Company evaluated the Lilly Agreement under the provisions of ASC 606 and concluded that Lilly is a customer prior to the exercise of its option to obtain an exclusive license with respect to the compounds and products directed to a target that has been advanced to compound discovery. The Company identified the following material promises under the Lilly Agreement: (i) a limited research license to conduct activities under the research collaboration; (ii) research and development services together with the provision of a data package in connection with Lilly’s option; (iii) various governance obligations, most notably participation on the joint steering committee; and (iv) rights related to an optional term extension by Lilly. The Company evaluated Lilly’s option to obtain an exclusive license with respect to the compounds and products directed to a target that has been advanced to compound discovery and concluded that the option was not issued at a significant and incremental discount, and therefore does not provide material rights. As such, they are excluded as performance obligations at the outset of the arrangement. The Company determined that the research license was not capable of being distinct and the related research and development services and governance activities are not distinct in the context of the contract and, as such, the Company determined that these promises should be combined into a single performance obligation, resulting in a total of two performance obligations under the Lilly Agreement; one for research and development services and one for the right related to an optional term extension by Lilly.

The transaction price at the outset of the arrangement was determined to be $32.7 million, comprised of the upfront fee received from Lilly, quarterly research and development support payments to be received from Lilly during a portion of the research term and an equity investment premium as determined by the Company with reference to a valuation of the Company’s preferred stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

The transaction price was allocated to the two performance obligations based on their relative standalone selling price determined with reference to the Company’s estimated costs attendant to the obligations. Revenue allocated to the research and development performance obligation is being recognized as the research and development services are provided using an input method according to research and development costs incurred to date compared to estimated total research and development costs. The transfer of control occurs over this time period and, in management’s judgment, is the best measure of progress towards satisfying the performance obligation. Revenue allocated to Lilly’s right related to an optional term extension is deferred until the right is exercised or lapses, and will subsequently be recognized accordingly.

While the Lilly Agreement was executed in November 2018, the Company’s performance initiated in January 2019. Under the Lilly Agreement, the Company recognized revenue of $1.6 million and $4.3 million for the three and nine months ended September 30, 2019, respectively. As of September 30, 2019, deferred revenue included in the Company’s balance sheets comprised the following (in thousands):

	September 30,	December 31,
	2019	2018
Deferred revenue, beginning of period	$26,725	$—
Up-front payment	—	25,000
Attributed premium on the proceeds from Lilly’s investment in the Company	—	1,725
Research and development support billing	1,500	—
Revenue from research and development arrangement recognized	(4,342)	—
Total deferred revenue, end of period	23,883	26,725
Less: Deferred revenue, current portion	(6,199)	(4,989)
Deferred revenue, non-current portion	$17,684	$21,736

6. Agreement with Eli Lilly and Company

On November 2, 2018, the Company entered into a multi-year research and development collaboration agreement (the “Lilly Agreement”) with Eli Lilly and Company (“Lilly”), pursuant to which the Company will use its proprietary FIND-IO platform to identify novel oncology targets for additional collaborative research and drug discovery by the Company and Lilly. Under the Lilly Agreement, Lilly and the Company have granted one another an equal number of exclusive options to research, develop, manufacture and commercialize compounds and products directed to oncology targets identified through the Lilly Agreement. Both Lilly and the Company each have all options remaining eligible for exercise. The research collaboration with Lilly will be managed by a joint steering committee formed by an equal number of members from the Company and Lilly and will expire upon the earlier of the exercise of all options granted to Lilly or four years from the date of the agreement, subject to certain extensions.

During the research term under the Lilly Agreement, as a part of target discovery, the Company will be responsible for providing Lilly with oncology targets identified using the Company’s FIND-IO platform. From the targets provided by the Company, Lilly may select targets to advance to target validation using criteria developed by both parties. Following completion of the agreed upon target validation plan with respect to a given target, either party may propose to advance that target to compound discovery. For each target that has been advanced to compound discovery, Lilly will have the option to obtain an exclusive license with respect to the compounds and products directed to the target. If Lilly does not exercise its option with respect to a given target or has previously exercised all of its options, the Company will have the option to obtain licenses with respect to compounds and products directed to that target. Following option exercise by a party, the development and commercialization of any products directed to the target will be conducted by the exercising party. The exercising party must use commercially reasonable efforts to develop, seek regulatory approval for and commercialize any such products under mutually agreed upon work plans.

The Company received an upfront, non-refundable payment of $25.0 million under the Lilly Agreement and a concurrent $15.0 million equity investment (Note 9). In addition, the Company will receive quarterly research and development support payments during a portion of the research term as well as option exercise fees upon option exercises by Lilly.

Pursuant to the Lilly Agreement, Lilly will owe an aggregate of up to $1.4 billion in development and regulatory milestones and sales milestones. Additionally, Lilly will pay mid to high single-digit royalties on net sales for all products directed to each target optioned by Lilly. Upon the Company’s exercise of an option with respect to a given target, the Company will pay Lilly option exercise, milestone and royalty payments. The company will owe an aggregate of up to $710.0 million in development and regulatory milestones and sales milestones.

The company has evaluated the Lilly Agreement under ASC 606. Two performance obligations were identified as follows:

•	research and development services; and
•	material right related to an optional term extension by Lilly.

The Lilly Agreement was executed in November 2018, however, the performance obligations were initiated in January 2019; accordingly no revenue was recorded under the Lilly Agreement in 2018. As of December 31, 2018, deferred revenue included in the Company’s balance sheets in connection with the Lilly Agreement was $26.7 million, which consisted of the $25.0 million upfront payment plus $1.7 million attributed as a premium on the proceeds from Lilly’s equity investment in the Company (Note 9).